Post-Employment Obligations - Additional Information (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Remuneratory interest applicable on outstanding balance			5.51%	5.70%	6.00%
Deficit paid			R$ 1,207	R$ 1,207	R$ 1,207
Finance expenses and monetary updating on debt	R$ 3	R$ 20
Expected contributions to pension plan for amortization of deficit	87
Expected contributions to defined contribution plan	R$ 93
Inflation index rate	6.00%
Net defined benefit liability (asset)	R$ 13,105	15,276	R$ 15,561			R$ 14,778
Funded Benefit Plan ('Plan A') [member]
IfrsStatementLineItems [Line Items]
Benefit amount payable	R$ 494	545
Description of monthly amortizations	The monthly amortizations, calculated by the constant installments system (Price Table), will be paid up to 2031 for the 2015 and 2016 deficits, in the amount of R$323, and up to 2033 for the 2017 deficit, in the amount of R$171.
Remuneratory interest applicable on outstanding balance	6.00%
Funded Benefit Plan ('Plan A') [member] | Forluz [Member]
IfrsStatementLineItems [Line Items]
Percentage of minimum amount payments into judicial deposit account	50.00%
Monthly amount of deposits percentage of deficit equalizations			50.00%	50.00%	50.00%
Forluz Pension Fund [member]
IfrsStatementLineItems [Line Items]
Inflation index rate	6.00%
Health plan [member]
IfrsStatementLineItems [Line Items]
Net defined benefit liability (asset)	R$ 2,559	3,007	R$ 3,469			3,314
Dental plan [member]
IfrsStatementLineItems [Line Items]
Net defined benefit liability (asset)	45	53	R$ 66			R$ 60
Life Insurance [Member]
IfrsStatementLineItems [Line Items]
Past service cost arising from cancellation of post-retirement obligation	R$ 485	R$ 591